Expense Example	Jun. 29, 2026 USD ($)
North Square Convertible Bonds ETF | North Square Convertible Bonds ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
North Square Global Infrastructure ETF | North Square Global Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
North Square Global Macro Bonds ETF | North Square Global Macro Bonds ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
North Square Disciplined Value ETF | North Square Disciplined Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
North Square Growth Opportunities ETF | North Square Growth Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	$ 122